222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com

April 29, 2015

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust Post-Effective Amendment No. 57 under the Securities Act of 1933 and Amendment No. 58 under Investment Company Act of 1940 File Nos. 333-15881 and 811-07917

To the Commission:

Wilshire Variable Insurance Trust (the “Fund”) is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 57 to its Registration Statement on Form N‑1A (Amendment No. 58 under the 1940 Act), including exhibits, marked to show changes from Post-Effective Amendment No. 56 to its Registration Statement.
This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act.  This Amendment is intended to become effective on May 1, 2015.
Please contact the undersigned at (312) 609‑7732 if you have any questions.
Very truly yours, Jennifer M. Goodman

JLG/kb
Enclosures

Vedder Price P.C. is Affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

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